UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 East Wisconsin Avenue
         Milwaukee, WI  53202

13F File Number:  28-00229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark G. Doll
Title:     Chief Investment Officer
Phone:     414-665-3336

Signature, Place, and Date of Signing:

 Mark G. Doll     Milwaukee, WI     May 16, 2011

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-01096                     Russell Trust Company
028-01190                     Frank Russell Company
028-05583                     Northwestern Investment Management Company, LLC
028-10206                     Mason Street Advisors, LLC
028-11160                     Northwestern Mutual Wealth Management Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $33,524 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPINE TOTAL DYNAMIC DIVID F   COM SBI          021060108        6      946 SH       DEFINED                                     946
AVON PRODS INC                 COM              054303102        7      250 SH       DEFINED                                     250
BOEING CO                      COM              097023105        7      100 SH       DEFINED                                     100
CITIGROUP INC                  COM              172967101        3      590 SH       DEFINED                                     590
CONCEPTUS INC                  COM              206016107       51     3500 SH       DEFINED                                    3500
CORNING INC                    COM              219350105        5      250 SH       DEFINED                                     250
FORD MTR CO DEL                COM PAR $0.01    345370860       12      800 SH       DEFINED                                     800
GOLDMAN SACHS GROUP INC        COM              38141G104       16      100 SH       DEFINED                                     100
H & Q HEALTHCARE FD            SH BEN INT       404052102        7      512 SH       DEFINED                                     512
HALLIBURTON CO                 COM              406216101       10      200 SH       DEFINED                                     200
ING GLOBAL EQTY DIV & PREM O   COM              45684E107       16     1476 SH       DEFINED                                    1476
ISHARES TR                     BARCLYS 1-3YR CR 464288646       16      152 SH       DEFINED                                     152
ISHARES TR                     BARCLYS CR BD    464288620     2074    19879 SH       DEFINED                                   19879
ISHARES TR                     BARCLYS TIPS BD  464287176     1490    13651 SH       DEFINED                                   13651
ISHARES TR                     MSCI EAFE INDEX  464287465     5156    85818 SH       DEFINED                                   85818
ISHARES TR                     S&P MIDCAP 400   464287507     2441    24724 SH       DEFINED                                   24724
ISHARES TR                     S&P SMLCAP 600   464287804     1120    15227 SH       DEFINED                                   15227
KAYNE ANDERSON ENRGY TTL RT    COM              48660P104       57     1810 SH       DEFINED                                    1810
KRISPY KREME DOUGHNUTS INC     COM              501014104        0       50 SH       DEFINED                                      50
LAYNE CHRISTENSEN CO           COM              521050104        3      100 SH       DEFINED                                     100
MATTEL INC                     COM              577081102        6      250 SH       DEFINED                                     250
MCDONALDS CORP                 COM              580135101       11      138 SH       DEFINED                                     138
MERCK & CO INC NEW             COM              58933Y105        4      110 SH       DEFINED                                     110
MICROSOFT CORP                 COM              594918104       30     1200 SH       DEFINED                                    1200
NUVEEN QUALITY PFD INCOME FD   COM              67072C105       23     2739 SH       DEFINED                                    2739
NYSE EURONEXT                  COM              629491101        3       75 SH       DEFINED                                      75
SALIX PHARMACEUTICALS INC      NOTE 2.750% 5/1  795435AC0        2     2000 SH       DEFINED                                    2000
SIRIUS XM RADIO INC            COM              82967N108        1      656 SH       DEFINED                                     656
SPDR GOLD TRUST                GOLD SHS         78463V107       10       71 SH       DEFINED                                      71
SPDR S&P 500 ETF TR            TR UNIT          78462F103     8829    66591 SH       DEFINED                                   66591
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516      995    16637 SH       DEFINED                                   16637
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     1256    30997 SH       DEFINED                                   30997
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     1640    20461 SH       DEFINED                                   20461
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     4647    58067 SH       DEFINED                                   58067
VANGUARD INDEX FDS             REIT ETF         922908553     1492    25522 SH       DEFINED                                   25522
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     2054    41951 SH       DEFINED                                   41951
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315        4       59 SH       DEFINED                                      59
WISDOMTREE TRUST               INTL SMCAP DIV   97717W760        4       75 SH       DEFINED                                      75
WISDOMTREE TRUST               SMALLCAP DIVID   97717W604       16      335 SH       DEFINED                                     335